Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Virginia Power Fuel Securitization, LLC

2024 Senior Secured Deferred Fuel Cost Bonds

Pursuant to Section 4.01(c)(ii) of the Deferred Fuel Cost Property Servicing Agreement, dated as of February 14, 2024 (the “Servicing Agreement”), by and between Virginia Electric and Power Company, as servicer (the “Servicer”), and Virginia Power Fuel Securitization, LLC and acknowledged and accepted by U.S. Bank Trust Company, National Association, not in its individual capacity, but solely in its capacity as indenture trustee (the “Indenture Trustee”), the Servicer does hereby certify, for the November 3, 2025 Payment Date (the “Current Payment Date”) given that November 1, 2025 is not a Business day, as follows:

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: May 2025 to October 2025

Payment Date: November 3, 2025

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i. Remittances for the May 2025 Collection Period	$17,385,929
ii. Remittances for the June 2025 Collection Period	$18,374,314
iii. Remittances for the July 2025 Collection Period	$17,339,251
iv. Remittances for the August 2025 Collection Period	$22,925,461
v. Remittances for the September 2025 Collection Period	$22,970,936
vi. Remittances for the October 2025 Collection Period	$17,506,862
vii. Investment Earnings on Capital Subaccount[1]	$129,089
viii. Investment Earnings on Excess Funds Subaccount[1]	$113,723
ix. Investment Earnings on General Subaccount[1]	$1,126,555
x. General Subaccount Balance (sum of i through ix above)	$117,872,120
xi. Excess Funds Subaccount Balance as of prior Payment Date	$7,784,585
xii. Capital Subaccount Balance as of prior Payment Date	$6,409,500

1 Includes interest recorded April 1, 2025 through September 30, 2025.

2. Outstanding Amounts as of prior Payment Date:

i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$293,735,472
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$842,600,000
iii. Aggregate Outstanding Amount of Deferred Fuel Cost Bonds	$1,136,335,472

3. Required Funding/Payments as of Current Payment Date:

Principal	Principal Due
i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$82,441,596
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
iii. All Deferred Fuel Cost Bonds	$82,441,596

Interest
Tranche/Class	Interest Rate	Days in Interest Period[1]	Principal Balance	Interest Due
i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	5.088%	180	$293,735,472	$7,472,630
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	4.877%	180	$842,600,000	$20,546,801
iii. All Deferred Fuel Cost Bonds				$28,019,431

			Required Level	Funding Required
xiii. Capital Subaccount			$6,409,500	$—

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i. Trustee Fees and Expenses; Indemnity Amounts	$—
ii. Servicing Fee	$320,475
iii. Administration Fee	$50,000
iv. Operating Expenses	$4,638

Deferred Fuel Cost Bonds	Aggregate	Per $1,000 of Original Principal Amount
v. Semi-Annual Interest (including any past due for prior periods)			$28,019,431
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$7,472,630	$17.01
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$20,546,801	$24.39

vi. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date			$—
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—	$—
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—	$—

vii. Semi-Annual Principal			$82,441,596
1. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$82,441,596	$187.67
2. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—	$—

viii. Other unpaid Operating Expenses			$93,878
ix. Funding of Capital Subaccount (to required level)			$—
x. Capital Subaccount Return to VEPCO			$157,580
xi. Deposit to Excess Funds Subaccount			$6,784,522
xii. Release to Issuer Upon Retirement of all Deferred Fuel Cost Bonds and Expenses			$—
xiii. Aggregate Remittances as of Current Payment Date			$117,872,120

1 On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

5. Outstanding Amount and Collection Account Balance as of Current Payment Date (After giving effect to payments to be made on such Payment Date):

i. Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$211,293,876
ii. Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$842,600,000
iii. Aggregate Outstanding Amount of all Deferred Fuel Cost Bonds	$1,053,893,876
iv. Excess Funds Subaccount Balance	$14,569,107
v. Capital Subaccount Balance	$6,409,500
vi. Aggregate Collection Account Balance	$20,978,607

6. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Indenture):

i. Excess Funds Subaccount	$—
ii. Capital Subaccount	$—
iii. Total Withdrawals	$—

7. Shortfalls in Interest and Principal Payments as of Current Payment Date:

i. Semi-annual Interest
Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—
Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
Total	$—

ii. Semi-annual Principal
Deferred Fuel Cost Series A Tranche A-1 Outstanding Amount	$—
Deferred Fuel Cost Series A Tranche A-2 Outstanding Amount	$—
Total	$—

8. Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i. Return on Invested Capital	$—

9. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i. Capital Subaccount	$—

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 23rd day of October 2025.

Virginia Electric and Power Company, as Servicer

By:	/s/ John Ingram
Name:	John Ingram
Title:	Controller

CC: Virginia Power Fuel Securitization, LLC